Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Line Items]
Cash original maturity	three months or less
Top of Range [Member] | Software [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Expected useful life of intangible asset	10 years